Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Central Index Key	0001680581
Entity Registrant Name	FULCRUM THERAPEUTICS, INC.